NVIT Multi-Manager Small Company Fund Average Annual Total Returns	12 Months Ended	44 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	15.37%	13.15%	14.29%
Russell 2000® Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	12.81%		6.09%	9.62%
Class I Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.35%		8.62%	11.00%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.05%		8.34%	10.72%
Class IV Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.37%		8.61%	11.00%